Related Party Transactions (Details 2) - ARS ($)	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Statement [Line Items]
Total associates and joint ventures	$ 368,000,000	$ 2,002,000,000
Total parent company	1,304,000,000	2,002,000,000
Total subsidiaries of parent company	(124,000,000)	0
Total directors and others	1,649,000,000	(236,000,000)
Total at the end of the year	3,197,000,000	3,968,000,000
Borrowings total amount	62,133,000,000	564,991,000,000	$ 670,906,000,000
Trade And Other Receivables [Member]
Statement [Line Items]
Total at the end of the year	2,981,000,000	2,361,000,000
Trade And Other Receivables [Member] | Directors [Member]
Statement [Line Items]
Borrowings total amount	(2,000,000)	(79,000,000)
Leases and/or rights of use receivables	(1,000,000)	0
Reimbursement of expenses receivables	19,000,000	27,000,000
Advances	5,000,000	6,000,000
Trade And Other Receivables [Member] | Others one [Member]
Statement [Line Items]
Dividends	0	305,000,000
Trade And Other Payables [Member] | Cresud [Member]
Statement [Line Items]
Dividends	0	(2,000,000)
Leases and/or rights of use receivables	1,527,000,000	2,375,000,000
Reimbursement of expenses not yet paid	0	(5,000,000)
Share-based payments	(3,000,000)	(5,000,000)
Management fees	(144,000,000)	0
Corporate services not yet paid	13,000,000	0
NCN	(89,000,000)	(367,000,000)
Payments	0	6,000,000
Trade And Other Payables [Member] | Directors [Member]
Statement [Line Items]
Borrowings total amount	1,609,000,000	0
Total others	146,000,000	0
Management fees	(1,000,000)	0
Fees for services received	(126,000,000)	(190,000,000)
Trade And Other Payables [Member] | La Rural S.A. [Member]
Statement [Line Items]
Leases and/or rights of use payable	(13,000,000)	0
Borrowings total amount	73,000,000	376,159,000,000
Dividends	204,000,000	306,000,000
Leases and/or rights of use receivables	0	7,000,000
Lipstick Management LLC [Member]
Statement [Line Items]
Loans obtained	(160,000,000)	0
Metropolitan 885 Third Av. LLC [Member]
Statement [Line Items]
Loans obtained	(472,000,000)	0
New Lipstick [Member] | Trade And Other Receivables [Member]
Statement [Line Items]
Loans obtained	0	(116,000,000)
Reimbursement of expenses receivables	23,000,000	24,000,000
IRSA Real Estate Strategies LP [Member] | Trade And Other Receivables [Member]
Statement [Line Items]
Reimbursement of expenses receivables	0	174,000,000
PBS Real Estate Holdings S.R.L. [Member] | Trade And Other Receivables [Member]
Statement [Line Items]
Reimbursement of expenses receivables	0	709,000,000
Other Associates And Joint Ventures [Member] | Trade And Other Receivables [Member]
Statement [Line Items]
Loans obtained	(36,000,000)	(41,000,000)
Borrowings total amount	7,000,000	0
Dividends	(2,000,000)	0
Leases and/or rights of use receivables	6,000,000	126,000,000
Reimbursement of expenses receivables	2,000,000	184,000,000
Reimbursement of expenses receivables one	6,000,000	0
Management fees receivables	0	12,000,000
Total others	24,000,000	0
Other Associates And Joint Ventures [Member] | Trade And Other Payables [Member]
Statement [Line Items]
Total others	(73,000,000)	0
Reimbursement of expenses not yet paid	0	(2,000,000)
Share-based payments	1,000,000	0
Lease liabilities	(6,000,000)	0
Condor [Member] | Trade And Other Receivables [Member]
Statement [Line Items]
Borrowings total amount	286,000,000	0
Total others	5,000,000	0
Public companies securities	550,000,000	365,000,000
Investment in financial assets	48,000,000	39,000,000
NCN	(105,000,000)	0
Futuros y Opciones S.A. [Member] | Trade And Other Receivables [Member]
Statement [Line Items]
Loans obtained	(95,000,000)	0
Total others	3,000,000	0
NCN	$ (32,000,000)	$ 0